Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Aug. 29, 2025	Mar. 31, 2025	Mar. 31, 2024	Feb. 21, 2024	Feb. 07, 2024	Jul. 27, 2023
Statement of Financial Position [Abstract]
Preferred shares , par value	$ 0.0001		$ 0.0001			$ 0.0001
Preferred shares, shares authorized	50,000,000		50,000,000			50,000,000
Preferred shares, shares issued	1,000,000		1,000,000	1,000,000
Preferred shares, shares outstanding	1,000,000		1,000,000	1,000,000
Ordinary shares , par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 42	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	450,000,000		450,000,000			450,000,000	500,000,000
Ordinary shares, shares issued	12,832,000		10,417,000	10,417,000			10,000,000
Ordinary shares, shares outstanding	12,832,000		10,417,000	10,417,000